Schedule of Investments
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.31%
Australia–2.60%
Aristocrat Leisure Ltd.	1,047,764	$48,720,601
CSL Ltd.(a)	94,514	16,317,159
		65,037,760
Brazil–2.72%
MercadoLibre, Inc.(b)	18,953	36,431,267
TOTVS S.A.	5,415,100	31,560,015
		67,991,282
Canada–8.56%
Alimentation Couche-Tard, Inc.	322,144	17,012,111
Canadian Pacific Kansas City Ltd.	498,550	39,620,549
Celestica, Inc.(b)	285,066	35,194,133
CGI, Inc., Class A	431,845	50,908,593
RB Global, Inc.	590,497	52,798,765
Royal Bank of Canada	153,168	18,672,932
		214,207,083
China–4.70%
Airtac International Group	1,329,000	34,655,713
Shenzhen Inovance Technology Co. Ltd., A Shares	3,977,830	33,119,339
Trip.com Group Ltd.(b)	522,950	36,728,911
Wuliangye Yibin Co. Ltd., A Shares	741,976	13,085,192
		117,589,155
Denmark–2.83%
Coloplast A/S, Class B	222,742	25,652,647
Novo Nordisk A/S, Class B	534,159	45,096,161
		70,748,808
France–11.86%
Air Liquide S.A.	184,576	32,242,072
Arkema S.A.	300,694	23,965,245
Capgemini SE	129,374	23,509,368
Edenred SE	471,836	16,278,447
LVMH Moet Hennessy Louis Vuitton SE	63,398	46,369,572
Pernod Ricard S.A.(a)	103,675	11,840,644
Publicis Groupe S.A.	429,847	45,715,050
Schneider Electric SE	209,305	53,084,906
STMicroelectronics N.V.	471,035	10,523,369
TotalEnergies SE	574,047	33,255,777
		296,784,450
Germany–2.93%
Allianz SE	58,665	19,128,683
Deutsche Boerse AG	97,141	23,997,496
Deutsche Telekom AG	896,116	30,063,760
		73,189,939
Hong Kong–2.39%
AIA Group Ltd.	2,695,200	18,947,644
Techtronic Industries Co. Ltd.	3,040,500	40,891,944
		59,839,588
Shares		Value
India–3.59%
HDFC Bank Ltd., ADR	774,606	$46,972,108
Reliance Industries Ltd.	1,224,764	17,823,817
SBI Life Insurance Co. Ltd.(c)	1,459,493	24,928,770
		89,724,695
Ireland–2.47%
Flutter Entertainment PLC(b)	121,638	32,473,697
Kingspan Group PLC	423,109	29,351,782
		61,825,479
Israel–1.04%
Teva Pharmaceutical Industries Ltd., ADR(b)	1,462,841	25,936,171
Italy–1.83%
FinecoBank Banca Fineco S.p.A.	2,412,066	45,793,436
Japan–10.70%
Asahi Group Holdings Ltd.	2,346,100	25,411,396
FANUC Corp.(a)	787,360	23,456,892
Hoya Corp.	244,000	32,765,746
Keyence Corp.	78,000	33,595,281
M3, Inc.(a)	1,088,600	9,880,170
Shimano, Inc.(a)	274,800	38,561,506
SMC Corp.(a)	72,100	27,281,648
Sony Group Corp.	2,007,100	44,295,378
Tokyo Electron Ltd.	192,000	32,387,302
		267,635,319
Mexico–1.37%
Wal-Mart de Mexico S.A.B. de C.V., Series V	13,242,602	34,330,305
Netherlands–4.37%
ASM International N.V.	30,891	17,922,447
ASML Holding N.V.	36,575	27,056,835
Heineken N.V.(a)	293,536	20,394,193
Wolters Kluwer N.V.	242,036	43,968,746
		109,342,221
Singapore–1.28%
United Overseas Bank Ltd.	1,165,966	32,051,987
South Korea–0.64%
Samsung Electronics Co. Ltd.	448,718	16,025,389
Sweden–4.04%
Investor AB, Class B(a)	2,867,243	81,648,226
Svenska Handelsbanken AB, Class A	1,751,004	19,372,536
		101,020,762
Switzerland–3.01%
Cie Financiere Richemont S.A.	192,265	37,168,387
Nestle S.A.	251,489	21,361,632
SGS S.A.	172,193	16,726,560
		75,256,579
Taiwan–4.30%
MediaTek, Inc.	393,000	17,019,661
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Shares		Value
Taiwan–(continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,715,887	$90,637,529
		107,657,190
Thailand–0.78%
Bangkok Dusit Medical Services PCL, Foreign Shares	28,070,400	19,558,072
United Kingdom–12.67%
Ashtead Group PLC	548,120	35,722,022
AstraZeneca PLC	134,465	18,875,600
BAE Systems PLC	2,670,117	40,362,088
Barclays PLC	5,159,123	18,908,155
Haleon PLC	7,446,572	34,710,044
London Stock Exchange Group PLC	273,322	40,672,489
RELX PLC	1,494,840	74,228,409
Rentokil Initial PLC	3,587,308	17,569,005
Shell PLC	1,092,895	35,884,911
		316,932,723
United States–6.63%
Broadcom, Inc.	202,262	44,754,513
CRH PLC	497,736	49,290,796
ICON PLC(b)	193,479	38,517,799
Linde PLC	74,855	33,394,313
		165,957,421
Total Common Stocks & Other Equity Interests (Cost $1,670,105,098)		2,434,435,814
Shares		Value
Money Market Funds–2.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e)	18,613,371	$18,613,371
Invesco Treasury Portfolio, Institutional Class, 4.29%(d)(e)	34,533,625	34,533,625
Total Money Market Funds (Cost $53,146,996)		53,146,996
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.43% (Cost $1,723,252,094)		2,487,582,810
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.15%
Invesco Private Government Fund, 4.35%(d)(e)(f)	7,977,824	7,977,824
Invesco Private Prime Fund, 4.48%(d)(e)(f)	20,767,610	20,773,840
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,751,664)		28,751,664
TOTAL INVESTMENTS IN SECURITIES—100.58% (Cost $1,752,003,758)		2,516,334,474
OTHER ASSETS LESS LIABILITIES–(0.58)%		(14,539,712)
NET ASSETS–100.00%		$2,501,794,762
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2025 represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,838,328	$63,907,680	$(57,132,637)	$-	$-	$18,613,371	$125,082
Invesco Treasury Portfolio, Institutional Class	21,951,404	118,685,690	(106,103,469)	-	-	34,533,625	229,931
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,866,594	12,321,546	(13,210,316)	-	-	7,977,824	107,147*
Invesco Private Prime Fund	23,236,535	28,351,101	(30,813,795)	1,411	(1,412)	20,773,840	285,505*
Total	$65,892,861	$223,266,017	$(207,260,217)	$1,411	$(1,412)	$81,898,660	$747,665

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$65,037,760	$—	$65,037,760
Brazil	67,991,282	—	—	67,991,282
Canada	214,207,083	—	—	214,207,083
China	—	117,589,155	—	117,589,155
Denmark	—	70,748,808	—	70,748,808
France	—	296,784,450	—	296,784,450
Germany	—	73,189,939	—	73,189,939
Hong Kong	—	59,839,588	—	59,839,588
India	46,972,108	42,752,587	—	89,724,695
Ireland	32,473,697	29,351,782	—	61,825,479
Israel	25,936,171	—	—	25,936,171
Italy	—	45,793,436	—	45,793,436
Japan	—	267,635,319	—	267,635,319
Mexico	34,330,305	—	—	34,330,305
Netherlands	—	109,342,221	—	109,342,221
Singapore	—	32,051,987	—	32,051,987
South Korea	—	16,025,389	—	16,025,389
Sweden	—	101,020,762	—	101,020,762
Switzerland	—	75,256,579	—	75,256,579
Taiwan	—	107,657,190	—	107,657,190
Thailand	—	19,558,072	—	19,558,072
United Kingdom	—	316,932,723	—	316,932,723
United States	165,957,421	—	—	165,957,421
Money Market Funds	53,146,996	28,751,664	—	81,898,660
Total Investments	$641,015,063	$1,875,319,411	$—	$2,516,334,474
Invesco EQV International Equity Fund